Commitments and Contingencies (Details Narrative) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member]																	12 Months Ended
	Sep. 16, 2020 USD ($)	Sep. 16, 2020 CNY (¥)	May 13, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 21, 2019 USD ($)	Nov. 21, 2019 CNY (¥)	Sep. 11, 2019 USD ($)	Sep. 11, 2019 CNY (¥)	Aug. 22, 2018 USD ($)	Aug. 22, 2018 CNY (¥)	Oct. 21, 2014 USD ($)	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Jul. 31, 2014 USD ($)	Mar. 19, 2014 USD ($)	Jul. 05, 2013 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 12, 2020 USD ($)	Mar. 12, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	May 26, 2015 USD ($)	May 26, 2015 CNY (¥)	Oct. 21, 2014 CNY (¥)	Jul. 31, 2014 CNY (¥)	Jul. 04, 2014 USD ($)	Jul. 04, 2014 CNY (¥)	May 23, 2014 USD ($)	May 23, 2014 CNY (¥)	Apr. 21, 2014 USD ($)	Apr. 21, 2014 CNY (¥)	Mar. 19, 2014 CNY (¥)	Jul. 05, 2013 CNY (¥)
Repayment of loan default penalties | $																	$ 1,700,000
Bank of Chengdu [Member] | Chengdu Wetouch Technology Co., Ltd ("Chengdu Wetouch") [Member] | Guarantee to Debt Instrument Loan One [Member]
Loan obtained during period | $												$ 2,600,000		$ 2,600,000
Debt instrument, description														Sichuan Wetouch, Mr. Guangde Cai and his 60% controlled Xinjiang Wetouch and his 95% controlled Meishan Wetouch, as well as two unrelated individuals acting as counter guarantors for this loan.
Deyang Bank Co., Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Two [Member]
Loan obtained during period | $																																		$ 1,300,000
Deyang Bank Co., Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Three [Member]
Loan obtained during period | $																										$ 2,200,000
Sichuan Tianfu Bank Co.,Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Four [Member]
Loan obtained during period | $																														$ 2,300,000
Agricultural Bank of China Co.,Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Five [Member]
Loan obtained during period | $																																$ 2,700,000
Chengdu Bank Co, Ltd Gaoxin Branch [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Six [Member]
Loan obtained during period | $															$ 2,200,000
Sichuan Yitong Financing Guarantee Co.,Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Seven [Member]
Loan obtained during period | $											$ 3,500,000
Debt instrument, description											Sichuan Wetouch, Chengdu Wetouch, Mr.Guangde Cai and his 60% owned Xinjiang Wetouch, together with one unrelated guarantee company Sichuan Yitong Financing Guarantee Co., Ltd.
Repayment of loan during period | $							$ 1,500,000
RMB [Member]
Repayment of loan default penalties | ¥																		¥ 11,800,000
RMB [Member] | Xinjiang Wetouch [Member] | Guarantee to Debt Instrument Loan One [Member]
Repayment of loan during period | ¥			¥ 5,900,000
RMB [Member] | Bank of Chengdu [Member] | Chengdu Wetouch Technology Co., Ltd ("Chengdu Wetouch") [Member] | Guarantee to Debt Instrument Loan One [Member]
Loan obtained during period | ¥																													¥ 17,000,000
RMB [Member] | Deyang Bank Co., Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Two [Member]
Loan obtained during period | ¥																																			¥ 9,000,000
RMB [Member] | Deyang Bank Co., Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Three [Member]
Loan obtained during period | ¥																											¥ 15,000,000
RMB [Member] | Sichuan Tianfu Bank Co.,Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Four [Member]
Loan obtained during period | ¥																															¥ 14,900,000
RMB [Member] | Agricultural Bank of China Co.,Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Five [Member]
Loan obtained during period | ¥																																	¥ 17,300,000
RMB [Member] | Chengdu Bank Co, Ltd Gaoxin Branch [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Six [Member]
Loan obtained during period | ¥																																				¥ 15,000,000
RMB [Member] | Sichuan Yitong Financing Guarantee Co.,Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Seven [Member]
Loan obtained during period | ¥																												¥ 26,000,000
Repayment of loan during period | ¥								¥ 10,500,000
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member]
Loan obtained during period | $												8,900,000		$ 8,900,000
Repayment of loan during period | $												8,000,000
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Related to 30% of Remaining Loan Repaid By Chengdu SME [Member]
Loan, default penalty | $												800,000		800,000						$ 800,000			$ 800,000
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Related to 70% of Remaining Loan Repaid By Chengdu SME [Member]
Loan, default penalty | $												$ 900,000		$ 900,000						$ 900,000			$ 900,000
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Bank of Chengdu [Member]
Debt instrument, interest rate																8.61%																					8.61%
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | RMB [Member]
Loan obtained during period | ¥																													55,000,000
Repayment of loan during period | ¥													¥ 5,000,000
Debt instrument, maturity date												Aug. 22, 2018	Aug. 22, 2018
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | RMB [Member] | Related to 30% of Remaining Loan Repaid By Chengdu SME [Member]
Loan, default penalty | ¥																					¥ 5,800,000			¥ 5,800,000					5,800,000
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | RMB [Member] | Related to 70% of Remaining Loan Repaid By Chengdu SME [Member]
Loan, default penalty | ¥																					¥ 6,000,000			¥ 6,000,000					¥ 6,000,000
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Chengdu SME Credit Guarantee Co., Ltd. [Member]
Loan, default penalty | $				$ 1,700,000													$ 1,700,000								$ 1,700,000
Repayment of loan during period | $									$ 8,000,000
Repayment of loan default penalties | $	$ 1,700,000
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Chengdu SME Credit Guarantee Co., Ltd. [Member] | Bank of Chengdu [Member]
Loan obtained during period | $																$ 9,800,000
Debt instrument, description																Chengdu SME Credit Guarantee Co., Ltd ("Chengdu SME"), a third party, provided a 70% guarantee and Bank of Chengdu retained 30% of the risk, while Chengdu Wetouch and Mr. Guangde Cai (related parties, see Note 4) provided joint and several liability guarantee for 100% of the loan.
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Chengdu SME Credit Guarantee Co., Ltd. [Member] | RMB [Member]
Loan, default penalty | ¥																						¥ 11,800,000
Repayment of loan during period | ¥										¥ 55,000,000
Repayment of loan default penalties | ¥		¥ 11,800,000
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Chengdu SME Credit Guarantee Co., Ltd. [Member] | RMB [Member] | Bank of Chengdu [Member]
Loan obtained during period | ¥																																					¥ 60,000,000
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member]
Asset recovery, value | $				1,700,000
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | Chengdu Bank Co, Ltd [Member]
Loan obtained during period | $															$ 2,200,000
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | RMB [Member]
Asset recovery, value | $				$ 12,000,000
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | RMB [Member] | Forecast [Member]
Loan obtained during period | ¥																			¥ 12,000,000
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | RMB [Member] | Chengdu Bank Co, Ltd [Member]
Loan obtained during period | ¥																																				¥ 15,000,000
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | Shigaotianfu Investment and Renshou Tenvi [Member] | Chengdu Bank Co, Ltd [Member]
Debt instrument, description															To support the local economic development as well as Chengdu Wetouch, two government-backed companies, Sichuan Renshou Shigao Tianfu Investment Co., Ltd. ("Shigaotianfu Investment") and Renshou Tengyi Landscaping Co., Ltd. ("Renshou Tenyi") provided their bank deposits of RMB 12.0 million (equivalent to US$1.7 million) as pledge, while Mr. Guangde Cai and Sichuan Wetouch also provided counter-guarantee
Pledged bank deposits for debt, value | $					$ 1,700,000
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | Shigaotianfu Investment and Renshou Tenvi [Member] | RMB [Member] | Chengdu Bank Co, Ltd [Member]
Pledged bank deposits for debt, value | ¥						¥ 12,000,000